Financing receivables - Changes in Allowance for Losses for Current Period (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015		Mar. 31, 2014		Mar. 31, 2013
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		¥ 848		¥ 939		¥ 3,385
Provision for credit losses, Allowance for credit losses against loans		¥ 111		(89)		(2,401)
Charge-offs, Allowance for credit losses against loans				(2)		(38)
Other,Allowance for credit losses against loans	[1]	¥ 2		0		(7)
Ending balance, Allowance for credit losses against loans		961		848		939
Allowance for credit losses against receivables other than loans [Roll Forward]
Opening balance, Allowance for credit losses against receivables other than loans		2,161		1,319		1,503
Provision for credit losses, Allowance for credit losses against receivables other than loans		254		960		¥ (13)
Charge-offs, Allowance for credit losses against receivables other than loans		(189)		(146)
Other, Allowance for credit losses against receivables other than loans	[1]	66		28		¥ (171)
Ending balance, Allowance for credit losses against receivables other than loans		2,292		2,161		1,319
Total allowance for doubtful accounts [Roll Forward]
Opening balance, Total allowance for doubtful accounts		3,009		2,258		4,888
Provision for credit losses, Total allowance for doubtful accounts		365		871		(2,414)
Charge-offs, Total allowance for doubtful accounts		(189)		(148)		(38)
Other, Total allowance for doubtful accounts	[1]	68		28		(178)
Ending balance, Total allowance for doubtful accounts		3,253		3,009		2,258
Loans at banks [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		678		789		552
Provision for credit losses, Allowance for credit losses against loans		¥ 61		(109)		238
Charge-offs, Allowance for credit losses against loans				(2)		¥ (1)
Other,Allowance for credit losses against loans				0	[1]
Ending balance, Allowance for credit losses against loans		¥ 739		678		¥ 789
Short-term secured margin loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		87		26		24
Provision for credit losses, Allowance for credit losses against loans		¥ 53		¥ 61		13
Charge-offs, Allowance for credit losses against loans						(11)
Other,Allowance for credit losses against loans		¥ 2	[1]			0	[1]
Ending balance, Allowance for credit losses against loans		¥ 142		¥ 87		¥ 26
Inter-bank money market loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans
Provision for credit losses, Allowance for credit losses against loans
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans
Ending balance, Allowance for credit losses against loans
Corporate loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		¥ 82		¥ 95		¥ 2,758
Provision for credit losses, Allowance for credit losses against loans		¥ (3)		¥ (13)		(2,630)
Charge-offs, Allowance for credit losses against loans						(26)
Other,Allowance for credit losses against loans	[1]	¥ 0		¥ 0		(7)
Ending balance, Allowance for credit losses against loans		79		82		95
Advances to affiliated companies [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		1		29		51
Provision for credit losses, Allowance for credit losses against loans		¥ 0		¥ (28)		¥ (22)
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans
Ending balance, Allowance for credit losses against loans		¥ 1		¥ 1		¥ 29

[1]	Includes the effect of foreign exchange movements.